WARRANTS (Tables)	12 Months Ended
Dec. 31, 2020
WARRANTS
Schedule of Warrants Activity
			Price per
	Warrants outstanding	Exercise price per share	Share on Date of Issuance

Balance, December 31, 2018	911,602	7.65 – 11.25	8.55 – 15.00
Granted -Convertible Promissory Note	28,110	6.00	4.95
Expired	-	-	-

Balance, December 31, 2019 and 2020	939,712	6.00 – 11.25	4.95 – 15.00